Long-Term Debt (Narrative) (Details) - USD ($) $ in Millions				12 Months Ended
	Jan. 28, 2022	Dec. 09, 2021	Nov. 16, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2022	Feb. 23, 2022	Jul. 28, 2021	Jun. 29, 2021	Jun. 25, 2021	May 14, 2021	Apr. 30, 2021	Mar. 31, 2021	Mar. 17, 2021	Feb. 26, 2021	Jan. 29, 2021	Mar. 20, 2020
Long-Term Debt [Line Items]
Repayments of long-term debt				$ 1,290	$ 1,164	$ 1,094
Percentage of fair value of cost of property additions certified to the Deed of Trust collateral agent				85.00%
Available bond credits				$ 2,112
Future debt subject to property additions to the Deed of Trust				4,367
Estimated fair value of our long-term debt including current maturities				11,758	11,638
Carrying amount				10,032	9,229
Secured Debt [Member] | 0.55% Senior Notes Due October 1, 2025 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount				$ 450	$ 450
Interest rate				0.55%	0.55%
Maturity date				Oct. 01, 2025	Oct. 01, 2025
Secured Debt [Member] | 2.75% Senior Notes Due May 15, 2030 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount			$ 300	$ 700	$ 400													$ 400
Interest rate				2.75%	2.75%
Maturity date				May 15, 2030	May 15, 2030
Redemption percentage				100.00%
Secured Debt [Member] | 2.70% Senior Notes Due November 15, 2051 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount			500	$ 500
Interest rate				2.70%	2.70%
Maturity date				Nov. 15, 2051	Nov. 15, 2051
Redemption percentage				100.00%
Secured Debt [Member] | 3.70% Senior Notes Due May 15, 2050 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount				$ 400	$ 400
Interest rate				3.70%	3.70%
Maturity date				May 15, 2050	May 15, 2050
Secured Debt [Member] | Senior 2030 And 2050 Notes [Member]
Long-Term Debt [Line Items]
Increase in annual interest rate				0.50%
Secured Debt [Member] | 7.00% Senior Notes Due May 1, 2032 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount				$ 494	$ 494
Interest rate				7.00%	7.00%
Maturity date				May 01, 2032	May 01, 2032
Secured Debt [Member] | 7.25% Senior Notes Due January 15, 2033 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount				$ 323	$ 323
Interest rate				7.25%	7.25%
Maturity date				Jan. 15, 2033	Jan. 15, 2033
Secured Debt [Member] | 5.30% Senior Notes Due June 1, 2042 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount				$ 348	$ 348
Interest rate				5.30%	5.30%
Maturity date				Jun. 01, 2042	Jun. 01, 2042
Secured Debt [Member] | 5.35% Senior Notes Due October 1, 2052 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount				$ 300	$ 300
Interest rate				5.35%	5.35%
Maturity date				Oct. 01, 2052	Oct. 01, 2052
Secured Debt [Member] | 2022 Notes [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Aggregate principal amount	$ 400
Maturity date	Jun. 01, 2022
Unsecured Debt [Member] | January 2021 Term Loan Credit Agreement Maturing February 28, 2022 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt			300
Maturity date				Feb. 28, 2022
Unsecured term loan aggregate principal amount																	$ 300
Debt principal amount																$ 140	$ 160
Unsecured Debt [Member] | January 2021 Term Loan Credit Agreement Maturing February 28, 2022 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate				0.675%
Unsecured Debt [Member] | January 2021 Term Loan Credit Agreement Maturing February 28, 2022 [Member] | Federal Funds Effective Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate				0.50%
Unsecured Debt [Member] | January 2021 Term Loan Credit Agreement Maturing February 28, 2022 [Member] | One-Month London Interbank Offered Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate				1.00%
Unsecured Debt [Member] | March 2021 Term Loan Credit Agreement Maturing May 17, 2022 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt			450
Maturity date				May 17, 2022
Unsecured term loan aggregate principal amount															$ 450
Debt principal amount												$ 175	$ 105	$ 170
Unsecured Debt [Member] | March 2021 Term Loan Credit Agreement Maturing May 17, 2022 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate				0.65%
Unsecured Debt [Member] | March 2021 Term Loan Credit Agreement Maturing May 17, 2022 [Member] | Federal Funds Effective Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate				0.50%
Unsecured Debt [Member] | March 2021 Term Loan Credit Agreement Maturing May 17, 2022 [Member] | One-Month London Interbank Offered Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate				1.00%
Unsecured Debt [Member] | June 2021 Term Loan Credit Agreement Maturing August 15, 2022 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt		$ 490	$ 50
Maturity date				Aug. 15, 2022
Unsecured term loan aggregate principal amount											$ 540
Debt principal amount									$ 520	$ 20
Unsecured Debt [Member] | June 2021 Term Loan Credit Agreement Maturing August 15, 2022 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate				0.60%
Unsecured Debt [Member] | June 2021 Term Loan Credit Agreement Maturing August 15, 2022 [Member] | Federal Funds Effective Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate				0.50%
Unsecured Debt [Member] | June 2021 Term Loan Credit Agreement Maturing August 15, 2022 [Member] | One-Month London Interbank Offered Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate				1.00%
Unsecured Debt [Member] | January 2022 Term Loan Credit Agreement Maturing April 29, 2023 [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Interest rate							4.10%
Maturity date	Apr. 29, 2023
Unsecured term loan aggregate principal amount	$ 1,300						$ 400
Available for borrowing							$ 300
Debt principal amount	$ 400
Irrevocable borrowing								$ 600
Unsecured Debt [Member] | January 2022 Term Loan Credit Agreement Maturing April 29, 2023 [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Spread over variable rate	0.575%
Unsecured Debt [Member] | January 2022 Term Loan Credit Agreement Maturing April 29, 2023 [Member] | One-Month Secured Overnight Financing Rate [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Spread over variable rate	0.10%
Unsecured Debt [Member] | January 2022 Term Loan Credit Agreement Maturing April 29, 2023 [Member] | Federal Funds Effective Rate [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Spread over variable rate	0.50%